Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted, Weighted average shares outstanding					15,737,185	12,860,378
Diluted net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Class B Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted, Weighted average shares outstanding					4,500,528	4,534,875
Diluted net loss per share	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37